Risk Management Section - Cover Values Including Guarantees Received - Business Lending Portfolio Per Economic Sector (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of country risk exposure [line items]
Outstandings	€ 773,636	€ 775,065
Mortgages	647,376	614,734
Eligible Financial Collateral	18,923	20,498
Other CRR/CRD IV eligible	100,024	89,595
Guarantees	116,429	125,395
Non CRR/CRD IV eligible	167,536	167,511
Business Lending [member]
Disclosure of country risk exposure [line items]
Outstandings	320,153	310,395
Mortgages	134,667	128,578
Eligible Financial Collateral	15,185	17,004
Other CRR/CRD IV eligible	99,569	89,204
Guarantees	90,777	98,559
Non CRR/CRD IV eligible	128,985	132,672
Business Lending [member] | Natural resources [Member]
Disclosure of country risk exposure [line items]
Outstandings	50,754	50,402
Mortgages	1,090	3,810
Eligible Financial Collateral	2,359	3,399
Other CRR/CRD IV eligible	20,529	19,543
Guarantees	16,162	20,014
Non CRR/CRD IV eligible	18,501	23,022
Business Lending [member] | Real estate [member]
Disclosure of country risk exposure [line items]
Outstandings	49,098	45,974
Mortgages	81,749	72,471
Eligible Financial Collateral	1,641	1,685
Other CRR/CRD IV eligible	1,363	1,166
Guarantees	7,179	7,610
Non CRR/CRD IV eligible	8,084	8,534
Business Lending [member] | Transportation & Logistics [member]
Disclosure of country risk exposure [line items]
Outstandings	26,352	28,168
Mortgages	3,151	3,336
Eligible Financial Collateral	139	405
Other CRR/CRD IV eligible	21,428	22,486
Guarantees	6,983	9,125
Non CRR/CRD IV eligible	7,734	8,475
Business Lending [member] | Commercial Banks [member]
Disclosure of country risk exposure [line items]
Outstandings	26,265	22,025
Mortgages	324	336
Eligible Financial Collateral	126	220
Other CRR/CRD IV eligible	2,370	1,622
Guarantees	1,624	1,732
Non CRR/CRD IV eligible	746	1,039
Business Lending [member] | Services [Member]
Disclosure of country risk exposure [line items]
Outstandings	21,369	19,252
Mortgages	8,747	9,010
Eligible Financial Collateral	2,800	1,389
Other CRR/CRD IV eligible	4,318	5,420
Guarantees	7,148	6,034
Non CRR/CRD IV eligible	12,315	10,369
Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of country risk exposure [line items]
Outstandings	18,739	18,158
Mortgages	7,170	6,942
Eligible Financial Collateral	269	611
Other CRR/CRD IV eligible	7,791	7,459
Guarantees	7,529	6,813
Non CRR/CRD IV eligible	15,287	15,678
Business Lending [member] | General Industries [Member]
Disclosure of country risk exposure [line items]
Outstandings	18,711	17,082
Mortgages	4,676	4,988
Eligible Financial Collateral	210	278
Other CRR/CRD IV eligible	6,529	5,852
Guarantees	6,152	6,658
Non CRR/CRD IV eligible	12,169	11,781
Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of country risk exposure [line items]
Outstandings	17,394	17,211
Mortgages	1,774	1,885
Eligible Financial Collateral	5,362	6,060
Other CRR/CRD IV eligible	13,018	5,338
Guarantees	5,070	7,268
Non CRR/CRD IV eligible	10,255	9,075
Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of country risk exposure [line items]
Outstandings	14,905	14,732
Mortgages	8,159	7,636
Eligible Financial Collateral	240	227
Other CRR/CRD IV eligible	3,381	3,458
Guarantees	3,171	3,342
Non CRR/CRD IV eligible	7,239	7,233
Business Lending [member] | Builders & Contractors [Member]
Disclosure of country risk exposure [line items]
Outstandings	14,242
Mortgages	6,517
Eligible Financial Collateral	230
Other CRR/CRD IV eligible	4,789
Guarantees	4,535
Non CRR/CRD IV eligible	7,886
Business Lending [member] | Utilities [member]
Disclosure of country risk exposure [line items]
Outstandings	13,503	13,160
Mortgages	777	1,359
Eligible Financial Collateral	911	1,167
Other CRR/CRD IV eligible	4,134	3,309
Guarantees	3,920	4,306
Non CRR/CRD IV eligible	6,325	7,354
Business Lending [member] | Other economic sector [member]
Disclosure of country risk exposure [line items]
Outstandings	48,821	64,231
Mortgages	10,534	16,805
Eligible Financial Collateral	899	1,563
Other CRR/CRD IV eligible	9,918	13,551
Guarantees	21,302	25,657
Non CRR/CRD IV eligible	22,444	30,112
Business Lending [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Outstandings	8,531	9,438
Mortgages	4,132	4,352
Eligible Financial Collateral	441	293
Other CRR/CRD IV eligible	3,261	3,210
Guarantees	2,947	3,961
Non CRR/CRD IV eligible	€ 2,877	€ 3,705
No cover [member]
Disclosure of country risk exposure [line items]
Value to Loan	31.90%	31.80%
No cover [member] | Business Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	35.30%	33.60%
No cover [member] | Business Lending [member] | Natural resources [Member]
Disclosure of country risk exposure [line items]
Value to Loan	32.60%	22.20%
No cover [member] | Business Lending [member] | Real estate [member]
Disclosure of country risk exposure [line items]
Value to Loan	6.40%	5.70%
No cover [member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of country risk exposure [line items]
Value to Loan	19.20%	19.00%
No cover [member] | Business Lending [member] | Commercial Banks [member]
Disclosure of country risk exposure [line items]
Value to Loan	86.20%	86.70%
No cover [member] | Business Lending [member] | Services [Member]
Disclosure of country risk exposure [line items]
Value to Loan	34.80%	32.40%
No cover [member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of country risk exposure [line items]
Value to Loan	26.20%	26.90%
No cover [member] | Business Lending [member] | General Industries [Member]
Disclosure of country risk exposure [line items]
Value to Loan	36.90%	31.50%
No cover [member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of country risk exposure [line items]
Value to Loan	36.40%	35.50%
No cover [member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of country risk exposure [line items]
Value to Loan	36.30%	34.70%
No cover [member] | Business Lending [member] | Builders & Contractors [Member]
Disclosure of country risk exposure [line items]
Value to Loan	35.40%
No cover [member] | Business Lending [member] | Utilities [member]
Disclosure of country risk exposure [line items]
Value to Loan	39.70%	40.90%
No cover [member] | Business Lending [member] | Other economic sector [member]
Disclosure of country risk exposure [line items]
Value to Loan	49.70%	51.30%
No cover [member] | Business Lending [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	23.20%	24.10%
No cover [member] | Business Lending [member] | Non-performing [member] | Scenario, Previously Reported [Member]
Disclosure of country risk exposure [line items]
Value to Loan	0.23%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	5.20%	4.10%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Natural resources [Member]
Disclosure of country risk exposure [line items]
Value to Loan	12.40%	8.70%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Real estate [member]
Disclosure of country risk exposure [line items]
Value to Loan	1.10%	1.50%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of country risk exposure [line items]
Value to Loan	5.00%	3.70%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Commercial Banks [member]
Disclosure of country risk exposure [line items]
Value to Loan	1.10%	1.90%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Services [Member]
Disclosure of country risk exposure [line items]
Value to Loan	4.00%	3.40%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of country risk exposure [line items]
Value to Loan	4.20%	3.40%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | General Industries [Member]
Disclosure of country risk exposure [line items]
Value to Loan	3.40%	3.80%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of country risk exposure [line items]
Value to Loan	6.20%	8.70%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of country risk exposure [line items]
Value to Loan	2.60%	3.10%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Builders & Contractors [Member]
Disclosure of country risk exposure [line items]
Value to Loan	4.20%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Utilities [member]
Disclosure of country risk exposure [line items]
Value to Loan	8.70%	5.80%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Other economic sector [member]
Disclosure of country risk exposure [line items]
Value to Loan	5.30%	2.50%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	3.90%	4.40%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	4.30%	5.90%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Natural resources [Member]
Disclosure of country risk exposure [line items]
Value to Loan	10.50%	15.30%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Real estate [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.90%	1.40%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of country risk exposure [line items]
Value to Loan	1.30%	3.20%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Commercial Banks [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.20%	1.30%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Services [Member]
Disclosure of country risk exposure [line items]
Value to Loan	4.20%	5.00%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of country risk exposure [line items]
Value to Loan	5.20%	5.80%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | General Industries [Member]
Disclosure of country risk exposure [line items]
Value to Loan	6.00%	7.30%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of country risk exposure [line items]
Value to Loan	5.00%	6.00%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of country risk exposure [line items]
Value to Loan	3.30%	5.60%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Builders & Contractors [Member]
Disclosure of country risk exposure [line items]
Value to Loan	5.00%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Utilities [member]
Disclosure of country risk exposure [line items]
Value to Loan	3.30%	2.90%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Other economic sector [member]
Disclosure of country risk exposure [line items]
Value to Loan	4.40%	5.20%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	6.10%	6.40%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	6.10%	7.40%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Natural resources [Member]
Disclosure of country risk exposure [line items]
Value to Loan	10.70%	15.10%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Real estate [member]
Disclosure of country risk exposure [line items]
Value to Loan	3.20%	4.80%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of country risk exposure [line items]
Value to Loan	4.50%	5.60%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Commercial Banks [member]
Disclosure of country risk exposure [line items]
Value to Loan	1.00%	0.70%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Services [Member]
Disclosure of country risk exposure [line items]
Value to Loan	5.80%	7.50%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of country risk exposure [line items]
Value to Loan	10.70%	11.10%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | General Industries [Member]
Disclosure of country risk exposure [line items]
Value to Loan	7.70%	6.80%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of country risk exposure [line items]
Value to Loan	8.90%	7.00%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of country risk exposure [line items]
Value to Loan	7.60%	10.60%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Builders & Contractors [Member]
Disclosure of country risk exposure [line items]
Value to Loan	6.00%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Utilities [member]
Disclosure of country risk exposure [line items]
Value to Loan	4.80%	3.40%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Other economic sector [member]
Disclosure of country risk exposure [line items]
Value to Loan	4.40%	5.50%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	7.30%	14.20%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	8.60%	10.70%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Scenario, Previously Reported [Member]
Disclosure of country risk exposure [line items]
Value to Loan		10.60%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Natural resources [Member]
Disclosure of country risk exposure [line items]
Value to Loan	9.20%	15.50%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Real estate [member]
Disclosure of country risk exposure [line items]
Value to Loan	9.30%	12.50%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of country risk exposure [line items]
Value to Loan	12.90%	14.60%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Commercial Banks [member]
Disclosure of country risk exposure [line items]
Value to Loan	2.30%	1.40%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Services [Member]
Disclosure of country risk exposure [line items]
Value to Loan	9.10%	10.90%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of country risk exposure [line items]
Value to Loan	11.60%	13.30%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | General Industries [Member]
Disclosure of country risk exposure [line items]
Value to Loan	8.50%	9.60%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of country risk exposure [line items]
Value to Loan	2.60%	6.10%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of country risk exposure [line items]
Value to Loan	12.10%	12.50%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Builders & Contractors [Member]
Disclosure of country risk exposure [line items]
Value to Loan	8.90%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Utilities [member]
Disclosure of country risk exposure [line items]
Value to Loan	6.40%	6.10%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Other economic sector [member]
Disclosure of country risk exposure [line items]
Value to Loan	8.30%	8.30%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	17.00%	13.80%
Hundred Percentage [Member] | Business Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	40.60%	38.30%
Hundred Percentage [Member] | Business Lending [member] | Natural resources [Member]
Disclosure of country risk exposure [line items]
Value to Loan	24.60%	23.20%
Hundred Percentage [Member] | Business Lending [member] | Real estate [member]
Disclosure of country risk exposure [line items]
Value to Loan	79.20%	74.10%
Hundred Percentage [Member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of country risk exposure [line items]
Value to Loan	57.20%	53.90%
Hundred Percentage [Member] | Business Lending [member] | Commercial Banks [member]
Disclosure of country risk exposure [line items]
Value to Loan	9.10%	8.00%
Hundred Percentage [Member] | Business Lending [member] | Services [Member]
Disclosure of country risk exposure [line items]
Value to Loan	42.10%	40.80%
Hundred Percentage [Member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of country risk exposure [line items]
Value to Loan	42.10%	39.50%
Hundred Percentage [Member] | Business Lending [member] | General Industries [Member]
Disclosure of country risk exposure [line items]
Value to Loan	37.50%	41.00%
Hundred Percentage [Member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of country risk exposure [line items]
Value to Loan	41.00%	36.70%
Hundred Percentage [Member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of country risk exposure [line items]
Value to Loan	38.00%	33.50%
Hundred Percentage [Member] | Business Lending [member] | Builders & Contractors [Member]
Disclosure of country risk exposure [line items]
Value to Loan	40.40%
Hundred Percentage [Member] | Business Lending [member] | Utilities [member]
Disclosure of country risk exposure [line items]
Value to Loan	37.10%	40.90%
Hundred Percentage [Member] | Business Lending [member] | Other economic sector [member]
Disclosure of country risk exposure [line items]
Value to Loan	27.90%	27.20%
Hundred Percentage [Member] | Business Lending [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	42.40%	37.10%
Hundred Percentage [Member] | Business Lending [member] | Non-performing [member] | Scenario, Previously Reported [Member]
Disclosure of country risk exposure [line items]
Value to Loan		37.20%